Fair Value Measurements - Schedule of Level 3 fair value measurements (Q1) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in Dollars per share)		$ 10.00
Strike price (in Dollars per Share)		10.00
Term (in years)		5 years 6 months
Dividend yield		0.00%
Initial Measurement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in Dollars per share)		$ 10.00
Strike price (in Dollars per Share)		11.50
Term (in years)		5 years 6 months
Volatility		19.00%
Risk-free rate		1.31%
Dividend yield		0.00%
Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in Dollars per share)	$ 10.00	$ 10.00
Strike price (in Dollars per Share)	11.50	11.50
Term (in years)	5 years 3 months	5 years 6 months
Volatility	11.80%	19.00%
Risk-free rate	2.42%	1.31%
Dividend yield	0.00%	0.00%
Level 3 [Member] | Initial Measurement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in Dollars per share)	$ 10.00	$ 10.00
Strike price (in Dollars per Share)	11.50	11.50
Term (in years)	5 years 3 months	5 years 6 months
Volatility	12.00%	19.00%
Risk-free rate	2.40%	1.30%
Dividend yield	0.00%	0.00%